SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) tier segment	Dec. 31, 2023 USD ($) tier segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	May 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Unrealized gains from long-term time deposit	¥ 4,485,000	$ 631,699	¥ 4,534,833	¥ 4,726,875
Long-term time deposits pledged with banks as security	63,340,000		130,000,000		$ 8,921,252
Impairment loss	40,559,449	5,712,679	53,244,063	6,246,986
Accumulated losses	(568,339,799)		(817,544,056)		(80,048,986)
Impairment loss of goodwill	0		91,236,480
Sublease rental income	102,194,590	14,393,807	61,578,703	74,689,226
Hotel manager fees	¥ 134,798,805	$ 18,986,015	115,738,098	131,027,473
Number of tiers membership | tier	4	4
Expiration period of non usage membership program	2 years	2 years
Membership program of renewal period	2 years	2 years
Accommodation services, value-added tax rate								6.00%
Catering services, value-added tax rate								13.00%
Advertising and promotional expenses	¥ 24,170,599	$ 3,404,358	35,872,725	37,347,260
Government subsidies	¥ 13,076,243	$ 1,849,483	11,466,168	16,993,539
Operating segments | segment	2	2
Employee benefits	¥ 54,737,023	$ 7,709,548	63,954,002	59,058,712
Foreign currency translation adjustments	672,112	94,665	(11,361,872)	(6,497,403)
Impairment of long-lived assets	40,559,449	5,712,679	48,306,360	0
Impairment of long-lived assets	40,559,449	$ 5,712,679	53,244,063	6,246,986
Carrying amount of long-term investment	9,826,143		9,826,143		1,383,984
Hotel Business
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment loss	¥ 0		4,937,703	¥ 6,246,986
Impairment loss of goodwill			91,236,480
Argyle Beijing
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment loss of goodwill			91,236,480
Loans Receivable | Credit Concentration Risk
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Appreciation in functional currency	2.94%	2.94%
PRC
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk	¥ 152,287,629		1,045,181,927		21,449,264
Cayman Island
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk	1,073,930,780		4,811,376		$ 533,195,219
Hong Kong
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk	¥ 75,098,976		1,120,364,700
Japan
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Concentration of credit risk			¥ 157,800,068
RMB
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Foreign currency exchange rate	7.0999				7.0999
ASU 2016-13 | Adjustment
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Accumulated losses						¥ 20,112,051	$ 2,832,723
Minimum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Estimated life of paid membership program	3 years	3 years
Long term, maturity period	1 year	1 year
Initial lease term	5 years				5 years
Maximum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Estimated life of paid membership program	5 years	5 years
Long term, maturity period				3 years
Initial lease term	20 years				20 years